Other Operating Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Profit on sale of property, plant and equipment	$ 0	$ (3)	$ 0
Social investment expenditure	6	6	4
Loss on scrapping of property, plant and equipment	0	10	4
Foreign exchange translation	53	(14)	43
Silicosis settlement provision/(reversal of provision)	(5)	70	0
Provision/(reversal of provision) for ARM BEE Loan	(3)	1	2
Other (income)/expenses - net	2	(2)	1
Total other operating expenses	$ 53	$ 68	$ 54